UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09635
Exact name of registrant as specified in charter:	Valgro Funds, Inc.
Address of principal executive offices:	377 Warren Drive
San Francisco, CA 94131-1033
Name and address of agent for service:	Robert Allen Rintel
377 Warren Drive
San Francisco, CA 94131-1033
Registrant's telephone number, including area code:	(415) 665-5520
Date of fiscal year end:	10/31
Date of reporting period:	11/1/02-10/31/03

N-CSR Contents

  Title Page
  Annual Report
  Code of Ethics
  Audit Committee Financial Expert
  Principal Accountant Fees and Services
  Audit Committee
  Submission of Matters to a Vote of Security Holders
  Controls and Procedures
  Exhibits
  Signatures

Valgro® Fund
Nasdaq ticker symbol: VGROX
Annual Report
October 31, 2003

This report is not a prospectus. It is intended for current shareholders of the Fund, and it is not to be distributed to prospective shareholders without a prospectus. A separate publication called the SAI (Statement of Additional Information) contains additional information about the Fund and its directors, including the Fund's policies on voting proxies on its securities.

The prospectus, the SAI, and the most recent annual & semiannual reports can be viewed on our web site at valgro.com and on the SEC web site at http://www.sec.gov. To get a free paper copy of any of these, to request other information about the Fund, or to make shareholder inquiries, please visit our web site at valgro.com, e-mail admin@valgro.com, or call us collect at (415) 665-5520.

Valgro is a registered service mark of Valgro Investments, Inc.

Contents

  Top
  Performance
  Investments
  Financial Statements
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Financial Highlights
    Notes to Financial Statements
    Report of Independent Certified Public Accountants
  Management

Performance

$10,000 Over Life of Fund

Average Annual Total Returns
Periods ended 10/31/03	1 Year	Life of Fund
Valgro Fund	47.08%	-16.93%
Nasdaq Composite	45.31%	-19.64%
S&P 500	18.62%	-7.62%

Comments

As the table shows, the Fund had an excellent fiscal year, going up 47.08% and beating both the Nasdaq and the S&P 500. The Fund also beat the Nasdaq in the period since Fund inception. Since the S&P 500 has fewer volatile technology stocks than the Fund and the Nasdaq, it was affected less by the market downturn in the past few years, so it went down less than the Fund and the Nasdaq.

One thing to note from these two periods is that, when the Nasdaq went down, the Fund went down less, and when the Nasdaq went up, the Fund went up even more. This is a sign of good Fund management, the kind of performance you can only get from active management and not from merely holding a basket of stocks or an index. We intend to continue to perform well.

Reading the Data

The graph shows the Fund's performance from inception (2/9/00) to the close of the fiscal year (10/31/03). It shows that $10,000 invested in the Fund at inception would have been worth $5,011.06 on 10/31/03, while the same $10,000 in the Nasdaq Composite would have been worth $4,428.38, or in the S&P 500 would have been worth $7,442.87.

The table shows the percentage change that would result each year if the Fund and indices performed at a constant rate throughout the indicated time period. If the performance were really constant, it would appear as a straight line on the graph above (since the graph has a logarithmic vertical scale). Of course, past performance does not predict future performance, and the graph shows how day-to-day performance is anything but constant. Also, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

S&P 500® is a registered service mark of The McGraw-Hill Companies, Inc. It refers to the Standard & Poor's 500SM Index (symbol SPX), an index of common stocks weighted by market capitalization. The Nasdaq Composite (symbol IXIC) is also an index of common stocks weighted by market capitalization.

Investments

Valgro Fund
SCHEDULE OF INVESTMENT SECURITIES
October 31, 2003
(all percentages relative to total value of investment securities)
	Shares	Value
COMPUTER-RELATED: 52.5%
Computer Software: 10.4%
Adobe Systems Inc.	1,500	$65,640.00
Red Hat, Inc.	5,700	85,557.00
Internet: 19.1%
Amazon.com Inc.	1,100	59,873.00
DoubleClick Inc.	5,400	45,198.00
Macromedia, Inc.	2,200	42,020.00
RealNetworks, Inc.	9,200	61,180.00
Yahoo! Inc.	1,600	69,936.00
Semiconductors: 18.7%
Advanced Micro Devices, Inc.	4,900	74,480.00
Applied Materials, Inc.	3,100	72,323.00
Intel Corporation	2,100	69,195.00
Rambus, Inc.	2,300	57,017.00
Flash Memory: 4.4%
Lexar Media, Inc.	2,800	64,148.00
TOTAL COMPUTER-RELATED:		766,567.00
BIOTECH: 47.5%
Pharmaceuticals: 47.5%
Abbott Labs	1,500	63,930.00
Abgenix, Inc.	4,100	50,225.00
Amgen Inc.	900	55,584.00
AVI BioPharma, Inc.	11,800	57,230.00
Cell Genesys, Inc.	4,400	56,452.00
Genentech Inc.	800	65,576.00
Geron Corporation	4,400	55,704.00
Human Genome Sciences, Inc.	4,200	58,422.00
ImClone Systems Incorporated	1,500	52,125.00
Millennium Pharmaceuticals Inc.	3,600	57,312.00
ONYX Pharmaceuticals, Inc.	2,400	58,608.00
Tanox, Inc.	3,500	62,510.00
TOTAL BIOTECH:		693,678.00
TOTAL INVESTMENT SECURITIES: 100.0% (cost $1,143,516.82)		$1,460,245.00

The accompanying notes are an integral part of this financial statement.

Financial Statements

Valgro Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003
Assets:
Investment securities, at fair value (cost $1,143,516.82)	$1,460,245.00
Cash	36,085.90
Dividends receivable	367.50
Other assets	2,517.89
Total assets	1,499,216.29
Liabilities:
Accrued liabilities	16,073.89
Total liabilities	16,073.89
Net Assets	$1,483,142.40

Net Assets consists of:
Paid-in capital	$2,396,045.81
Undistributed net investment income (loss)	(84,982.71)
Undistributed net realized gain (loss)	(1,144,648.88)
Net unrealized appreciation (depreciation)	316,728.18
Net Assets (for 327,736.764 shares outstanding)	$1,483,142.40

Net Asset Value per share	$4.53

The accompanying notes are an integral part of this financial statement.

Valgro Fund
STATEMENT OF OPERATIONS
11/1/02 - 10/31/03
Income:
Dividends	$1,153.98
Interest	729.58
Total income	1,883.56
Expenses:
Management fee	10,654.11
Audit fees	7,360.00
Custodian fee	3,254.29
Insurance	2,408.05
Transfer agent fee	860.00
Franchise taxes	825.00
Registration fees	217.06
Interest	6.50
Miscellaneous	3,517.55
Total expenses	29,102.56
Net investment loss	(27,219.00)
Net realized gain (loss) on:
investment securities	160,088.36
securities sold short	(1,355.96)
options written	245.81
foreign currency transactions	30.88
Change in unrealized appreciation on:
investment securitiess	342,524.66
assets & liabilities in foreign currencies	(0.60)
Net gain	501,533.15
Net increase in net assets resulting from operations	$474,314.15

The accompanying notes are an integral part of this financial statement.

Valgro Fund
STATEMENTS OF CHANGES IN NET ASSETS
	11/1/02- 10/31/03	11/1/01- 10/31/02
Operations:
Net investment income (loss)	($27,219.00)	($19,199.00)
Net realized gain (loss)	159,009.09	(913,987.91)
Change in unrealized appreciation (depreciation)	342,524.06	572,890.34
Net increase (decrease) in net assets resulting from operations	474,314.15	(360,296.57)

Distributions to shareholders:
from net investment income	0.00	0.00
from net realized gain	0.00	0.00
Capital share transactions	102,578.48	327,000.00
Total increase (decrease) in net assets	576,892.63	(33,296.57)
Net assets:
Beginning of period	906,249.77	939,546.34
End of period (including undistributed net investment loss of $84,982.71 and $57,763.71, respectively)	$1,483,142.40	$906,249.77

The accompanying notes are an integral part of these financial statements.

Valgro Fund
FINANCIAL HIGHLIGHTS
	11/1/02- 10/31/03	11/1/01- 10/31/02	11/1/00- 10/31/01	inception 2/9/00- 10/31/00
Selected per-share data:
Net asset value, beginning of period	$3.08	$4.19	$7.01	$9.04
Income from investment operations:
Net investment income (loss)	(0.06)	(0.02)	(0.05)	0.83
Net realized and unrealized gain (loss)	1.51	(1.09)	(2.77)	(2.86)
Total from investment operations	1.45	(1.11)	(2.82)	(2.03)
Less distributions:
from net investment income	0.00	0.00	0.00	0.00
from net realized gain	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00
Net asset value, end of period	$4.53	$3.08	$4.19	$7.01

Total return (not annualized):	47.08%	(26.49)%	(40.23)%	(22.46)%

Ratios (not annualized) and supplemental data:
Net assets, end of period (in thousands)	$1,483	$906	$940	$1,447
Ratio of expenses to average net assets	2.48%	2.03%	1.85%	1.51%
Ratio of net investment income to average net assets	(2.32)%	(1.81)%	(1.13)%	(0.99)%
Portfolio turnover rate	2,930.89%	274.07%	84.57%	28.82%

The accompanying notes are an integral part of these financial statements.

Valgro Fund
NOTES TO FINANCIAL STATEMENTS
For the Period Ended 10/31/03

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

"Valgro Fund" and "the Fund" refer to Valgro Funds, Inc. The Fund is an Illinois corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Use of Estimates

The preparation of these financial statements, in conformity with accounting principles generally accepted in the United States of America, may require management to make estimates and assumptions that affect the reported amounts of assets, liablities, and related disclosures. Actual results may differ from these estimates.

Investment Adviser

The management fee and transfer agent fee are paid to Valgro Investments, Inc. As the Fund's Investment Adviser, it provides investment management and advisory services to the Fund. For this service, it receives a fee computed daily at a rate of 1/250 of 0.9% of net assets before its fee. And as the Fund's Transfer Agent, it issues and redeems shares in the Fund and distributes the Fund's dividends. For this service, it receives a fee of $100 per month.

Security Valuation

Investments in securities are stated at the official closing prices during regular-hours trading on the principal exchange or market where they are traded, or the average of the closing bid & ask prices when no trades occurred.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders

Dividends to shareholders are recorded on the ex-dividend date. There were none during this period.

Other

The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or on the date the dividend is made known, whichever comes first. Interest income is recognized on an accrual basis when material.

NOTE 2: BORROWING ABILITY

The Fund has the ability to borrow on margin for the short-term clearance of transactions, in accordance with 15 USC 80a-12(a)(1). As of October 31, 2003, the Fund had the ability to borrow up to $1,460,245.00 at a rate varying with both brokers' call and the amount borrowed. On October 31, 2003, the Fund had a debit balance of $6,625.32 offset by a cash balance of $36,085.90 in another account. Total interest paid by the Fund was $6.50, which was charged at a weighted average annual rate of 3.375% on an average balance of $1,873.62 outstanding for 37 days during the period covered by the Statement of Operations, with a maximum borrowing of $6,625.32.

NOTE 3: CAPITAL SHARE TRANSACTIONS

On October 31, 2003, there were 1 quadrillion (1015) shares of common stock authorized, without par value.

Transactions in capital stock were as follows:

	11/1/02-10/31/03		11/1/01-10/31/02
	Shares	Amount	Shares	Amount
Shares sold	46,706.262	$158,377.00	72,391.844	$335,926.00
Shares issued in reinvestment of dividends	-	-	-	-
Less shares redeemed	13,669.236	55,798.52	1,915.451	8,926.00
Net increase	33,037.026	$102,578.48	70,476.393	$327,000.00

NOTE 4: INVESTMENT TRANSACTIONS

Investment transactions involved gross purchases of $30,620,285.22 and gross sales of $30,536,601.26. This included writing options on 5,300 shares for $3,645.31 and closing them for $3,399.50.

NOTE 5: FOREIGN CURRENCY

Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars. The conversion rates for any given day are the foreign exchange rates reported by The Wall Street Journal for that day's close of trading. The market values of assets and liabilities are translated at the rates on October 31, 2003. Income, expenses, and other transactions are translated at the rates on the transaction date.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Shareholders
Valgro Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investment securities, of Valgro Funds, Inc. as of October 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended October 31, 2003 and 2002, and financial highlights for the periods from February 9, 2000 (date of inception) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Valgro Funds, Inc.'s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Valgro Funds, Inc. as of October 31, 2003, the results of its operations for the year ended October 31, 2003, and the changes in its net assets for the years ended October 31, 2003 and 2002, and financial highlights for the periods from February 9, 2000 (date of inception) to October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP
Chicago, Illinois
November 20, 2003

Management

Directors and Officers:
Name, Age, and Business Address	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested:
Robert Allen Rintel, 39, 377 Warren Dr. San Francisco, CA 94131-1033	Chairman and sole officer of Fund and of its Adviser	1-year terms; served since '99	independent investor & software developer, '96-'99; Chairman & President, this Fund & its Adviser, '99-	1	0
Independent:
F. Joseph Moretti, 74, 377 Warren Dr. San Francisco, CA 94131-1033	Member of Fund Board of Directors	1-year terms; served since '99	Malawi Project Director, Jesuit Refugee Service, '94-'99; independent software developer, '99-	1	0

Code of Ethics

The Fund's code of ethics in the Exhibits section complies with the definition in Item 2(b) of form N-CSR and applies to the people listed in Item 2(a) of that form.

Audit Committee Financial Expert

The Fund does not have an audit committee financial expert serving on its audit committee. Unlike companies that make goods and sell them in different places, the Fund's finances are very straightforward and based on nationally quoted security prices. Our auditor Grant Thornton LLP is a major worldwide auditing firm, and they have never found any problems at all with our accounting. Plus, the San Francisco district office of the SEC conducted an examination of us, and they found no problems with our financial statements.

Besides, an expert serving on the board would demand compensation of at least $20,000 per year, plus Directors and Officers Liability which would cost another $20,000 per year at the Fund's current asset level and would cost $30,000 if the Fund grew a little. At recent asset levels, that would cause shareholders to lose 3-5% of their investment each year just standing still. That's hardly in the best interest of shareholders, especially when no such expertise is required.

Principal Accountant Fees and Services

The Fund has no pre-approval policies for auditor services. There were no non-audit fees billed to the Fund, its investment adviser, or any affiliates, in the Fund's last 2 fiscal years.

Fees Billed by Grant Thornton LLP:
	11/1/02- 10/31/03	11/1/01- 10/31/02
Audit Fees	$7,400.00	$7,000.00
Audit-Related Fees	0.00	0.00
Tax Fees	0.00	0.00
All Other Fees	0.00	0.00

Audit Committee

The board has an audit committee consisting of its independent director.

Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the board of directors.

Controls and Procedures

Robert Rintel, the Fund's President and Chief Financial Officer, has concluded that the Fund's disclosure controls and procedures are effective. They were not changed subsequent to their evaluation.

Exhibits

  Code of Ethics: filed with 6/16/03 485BPOS and incorporated by reference
  Section-302 Certifications: document attached
  Section-906 Certifications: document attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valgro Funds, Inc.
By Robert Rintel, President
Date: November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Robert Rintel, President & Chief Financial Officer
Date: November 7, 2003